Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Fair Value Disclosures [Abstract]
Derivative Contracts Measured on Recurring Basis
The company enters in forward and options agreement to hedge against foreign currency risks. As of December 31, 2024, foreign currency derivatives can be analyzed as follows:

In thousands	Derivatives assets (current)		Derivatives liabilities (current)
	Fair Value	Nominal Value	Fair Value	Nominal Value
Hedge accounting	$0	$0	$246	$5,213
Economic hedging	1,108	23,106	1,144	26,979
Total	$1,108	$23,106	$1,390	$32,192

Assets Measured at Fair Value on Non-recurring Basis
As of December 31, 2024, the estimated fair value of the Company’s vessels measured at fair value on a non-recurring basis is based on the memorandum of agreement price and is categorized based upon the fair value hierarchy as follows: In November 2024, the vessel M/V Ariana A having a carrying value of $19,799,521 (including unamortized deferred charges), was recorded at a fair value less cost to sell of $ 16,170,000, resulting in loss of $ 3,629,521 (Note 7).

	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Non-Recurring measurements:
Vessels	$16,500,000	-	$16,500,000	-
Total	$16,500,000	-	$16,500,000	-